Consolidated Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Cash flows from operating activities:
Net loss	$ (1,973,235)	$ (483,906)
Adjustments to reconcile net loss to net cash (used in) operating activities:
Depreciation and amortization	50,097	8,671
Stock based compensation on options granted	161,807	66,870
Change in fair value of derivative liability	(447,976)
Common stock issued for services	39,800
Decrease in allowance for doubtful accounts	(16,946)
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivable	52,116	(346,659)
(Increase) in prepaid expenses	22,985	(6,750)
(Increase) in security deposits	(1,290)	(12,600)
Increase in Deferred lease	29,252
Increase in Deferred revenue	116,184
Increase in accounts payable and accrued expenses	425,181	92,770
Net cash (used in) operating activities	(1,542,025)	(681,604)
Cash flows from investing activities:
Purchase of office equipment	(77,524)	(61,301)
Net cash (used in) investing activities	(77,524)	(61,301)
Cash flows from financing activities:
Proceeds from exercise of stock options	3,276
Repayment of shareholder loans		(40,534)
Proceeds from convertible bridge notes		300,000
Proceeds from issuance of common stock	1,485,000	2,200,000
Net cash provided by financing activities	1,488,276	2,459,466
Net (decrease) increase in cash	(131,273)	1,716,561
Cash at beginning of period	1,075,307	40,682
Cash at end of period	944,034	1,757,243
Cash paid during year for interest
Interest
Income taxes	800	800
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Issuance of common stack for payment of bridge notes		300,000
Value of shares issued for Acquisition	221,272
Acquisition of a software company-intangible asset- customer base	(144,000)
Prepaid consulting fees related to Acqusition	(77,272)
Derivative Liability	$ 53,612